Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Feb. 28, 2025	Jan. 31, 2025	Jan. 10, 2025	Jun. 27, 2024	Jun. 01, 2023
Common stock, par value	$ 0.003
Common stock, shares authorized	10,000,000,000						10,000,000,000	500,000,000
Treasury stock, common shares		1,585		1,585					1,585
Reverse stock split	1-for-30	1-for-30	1-for-30	1-for-30
Common Class A [Member]
Common stock, par value		$ 0.003		$ 0.003	$ 0.003	$ 0.003	$ 0.003
Common stock, shares authorized		9,982,000,000		9,982,000,000			9,982,000,000
Common stock, shares issued		30,889,110		5,471,661	2,107,973	1,678,572
Common stock, shares outstanding		30,887,525		5,470,076
Common Class B [Member]
Common stock, par value		$ 0.003		$ 0.003			$ 0.003
Common stock, shares authorized		18,000,000		18,000,000			18,000,000
Common stock, shares issued		1,600,000
Common stock, shares outstanding		1,600,000